Fees Summary	Feb. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,026,000
Previously Paid Amount	0.00
Total Fee Amount	279.79
Total Offset Amount	0.00
Net Fee	279.79
Narrative - Max Aggregate Offering Price	$ 2,026,000
Final Prospectus	true